The following table details the amount of the decommissioning provision by production area: (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureProvisionForDecommissioningcostsLineItems [Line Items]
Decommissioning provision	$ 15,619	$ 18,780	$ 17,460
Onshore [Member]
DisclosureProvisionForDecommissioningcostsLineItems [Line Items]
Decommissioning provision	873	1,627
Shallow Waters [Member]
DisclosureProvisionForDecommissioningcostsLineItems [Line Items]
Decommissioning provision	3,732	4,309
Deep And Ultradeep Postsalt [Member]
DisclosureProvisionForDecommissioningcostsLineItems [Line Items]
Decommissioning provision	8,420	9,775
Pre Salt [Member]
DisclosureProvisionForDecommissioningcostsLineItems [Line Items]
Decommissioning provision	$ 2,594	$ 3,069